FT Vest U.S. Equity Moderate Buffer ETF - March Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - March | FT Vest U.S. Equity Moderate Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	12.34%